UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03253

COMMAND Money Fund

(Exact name of registrant as specified in charter)

Gateway Center 3 100 Mulberry Street Newark, New Jersey	07102
(Address of principal executive offices)	(Zip code)

Jonathan D. Shain

Gateway Center 3

100 Mulberry Street

Newark, New Jersey 07102

(Name and address of agent for service)

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: June 30, 2004

Date of reporting period: December 31, 2003

Item 1—Reports to Stockholders

[SHAREHOLDER REPORT TO BE INSERTED HERE IN THE EDGAR VERSION]

SEMIANNUAL REPORT

DECEMBER 31, 2003

COMMAND MONEY FUND

COMMAND GOVERNMENT FUND

COMMAND TAX-FREE FUND

FUND TYPE

Money market

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Your Fund’s Performance

Fund Objectives

COMMAND Money Fund and COMMAND Government Fund seek high current income, preservation of capital, and maintenance of liquidity. There can be no assurance that the Funds will achieve their respective investment objectives.

COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the maintenance of liquidity and preservation of capital. There can be no assurance that the Fund will achieve its investment objective.

Fund Facts as of 12/31/03
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
COMMAND Money Fund	0.51%	$1.00	47 Days	$7,781

iMoneyNet, Inc. Taxable Prime Retail Avg.[1]	0.39%	N/A	58 Days	N/A

COMMAND Government Fund	0.45%	$1.00	23 Days	$604

iMoneyNet, Inc. Government & Agency Retail Avg.[2]	0.38%	N/A	53 Days	N/A

COMMAND Tax-Free Fund	0.63%	$1.00	79 Days	$1,559

iMoneyNet, Inc. Tax-Free National Retail Avg.[3]	0.52%	N/A	46 Days	N/A

Note: Yields will fluctuate from time to time, and past performance is not indicative of future results. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[1]	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays for taxable retail money funds. For purposes of this report, iMoneyNet, Inc. reported the 7-day current yield and WAM on the last Monday of the reporting period. This is the data of all funds in the iMoneyNet, Inc. Taxable Prime Retail Average category as of December 29, 2003, the closest date to the end of our reporting period.

[2]	iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays for taxable government money funds. For purposes of this report, iMoneyNet, Inc. reported the 7-day current yield and WAM on the last Monday of the reporting period. This is the data of all funds in the iMoneyNet, Inc. Government & Agency Retail Average category as of December 29, 2003, the closest date to the end of our reporting period.

[3]	iMoneyNet, Inc. reports a 7-day current yield and WAM on Mondays for tax-free money funds. This is the data of all funds in the iMoneyNet, Inc Tax-Free National Retail Average category as of December 29, 2003, the closest date to the end of our reporting period.

COMMAND Money Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited)

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit - Canadian 3.2%

	Canadian Imperial Bank of Commerce,
$200,000	1.09%, 1/8/04	$200,000,000
	Toronto Dominion Bank,
50,000	1.25%, 3/17/04	50,000,000

		250,000,000

Certificates of Deposit - Yankee 17.2%

	American Express Centurion Bank,
60,000	1.09%, 1/26/04	60,000,000
	First Tennessee Bank
65,000	1.08%, 2/10/04	64,999,272
	HBOS Treasury Services PLC,
150,000	1.105%, 3/23/04	150,001,704
	KBC Bank NV
200,000	1.09%, 2/23/04	199,998,530
	Landesbank Hessen-Thuringren,
150,000	1.08%, 1/5/04	149,999,549
	Royal Bank Scotland PLC,
48,000	1.35%, 4/19/04	48,000,000
	Societe Generale,
150,000	1.33%, 3/31/04	150,000,000
75,000	1.16%, 4/12/04	74,998,951
	UBS AG,
75,000	1.245%, 3/17/04	74,999,218
	Wells Fargo Bank NA,
116,000	1.08%, 1/12/04	115,999,823
250,000	1.05%, 1/30/04	249,998,994

		1,338,996,041

Commercial Paper 54.7%

	Aegon Funding Corp.,
88,000	1.10%, 1/7/04	87,983,867
43,847	1.095%, 1/8/04	43,837,664
38,421	1.10%, 1/13/04	38,406,912
36,579	1.10%, 1/14/04	36,564,470
	Alianz Finance Corp.,
3,390	1.06%, 3/9/04	3,383,212
100,000	1.09%, 3/17/04	99,769,889

See Notes to Financial Statements

COMMAND FUNDS	1

COMMAND Money Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Alliance & Leicester,
$30,000	1.09%, 3/16/04	$29,931,875
34,000	1.09%, 3/19/04	33,919,703
	Amsterdam Funding Corp.,
56,310	1.09%, 1/15/04	56,286,131
25,000	1.09%, 1/16/04	24,988,646
20,356	1.10%, 1/20/04	20,344,182
17,675	1.09%, 1/22/04	17,663,761
4,501	1.09%, 1/26/04	4,497,593
50,000	1.09%, 2/12/04	49,936,417
	Bradford & Bingley PLC,
50,000	1.09%, 2/10/04	49,939,445
	Caisse Nationale Des Caisses D’Espar,
48,500	1.09%, 3/12/04	48,395,738
	Citigroup Global Markets Holdings,
200,000	1.09%, 1/7/04	199,963,667
155,000	1.085%, 3/25/04	154,607,594
	Den Norske Bank ASA,
44,000	1.09%, 2/13/04	43,942,715
	Edison Asset Securitization LLC,
100,000	1.09%, 2/13/04	99,869,806
150,000	1.09%, 2/23/04	149,759,292
	Falcon Asset Securitization Corp.,
130,000	1.09%, 1/15/04	129,944,894
139,000	1.09%, 1/28/04	138,886,368
	GE Capital International Funding, Inc.,
30,000	1.10%, 1/28/04	29,975,250
65,606	1.09%, 3/19/04	65,451,060
	HBOS Treasury Services PLC,
90,000	1.09%, 3/22/04	89,779,275
	HSH Norbank AG,
37,154	1.10%, 1/14/04	37,139,242
	Independence Funding LLC,
34,614	1.095%, 1/20/04	34,593,996
	Morgan Stanley,
250,000	1.09%, 1/26/04	249,810,764
	Natexis Banques Populaires
150,000	1.09%, 3/11/04	149,682,083
	Nationwide Building Society
40,533	1.09%, 3/8/04	40,450,774

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

	New Center Asset Trust,
$42,000	1.10%, 2/25/04	$41,929,417
	Norddeutsche Landesbank Luxembourg,
150,000	1.09%, 1/12/04	149,950,042
37,000	1.09%, 1/16/04	36,983,196
150,000	1.09%, 2/17/04	149,786,541
40,000	1.06%, 2/19/04	39,942,289
	Nordea North America, Inc.,
220,000	1.09%, 1/13/04	219,920,067
	PB Finance Delaware, Inc.,
100,000	1.13%, 1/12/04	99,965,472
920	1.14%, 2/10/04	918,835
	Preferred Receivables Funding Corp.,
43,000	1.09%, 1/26/04	42,967,451
	Prudential PLC,
150,000	1.09%, 2/3/04	149,850,125
	San Paolo U.S. Finance Co.,
49,500	1.09%, 3/11/04	49,395,088
	Schlumberger Technology Corp.,
32,712	1.10%, 3/1/04	32,652,028
61,000	1.11%, 3/1/04	60,887,150
50,000	1.09%, 3/8/04	49,898,569
	Sheffield Receivables Corp.,
62,640	1.11%, 1/7/04	62,628,412
105,000	1.10%, 1/8/04	104,977,542
114,060	1.11%, 1/8/04	114,035,383
150,000	1.09%, 1/12/04	149,950,041
	Toronto Dominion Bank,
70,000	1.06%, 2/13/04	69,913,433
	Tulip Funding Corp.,
179,604	1.09%, 1/12/04	179,544,182
12,012	1.10%, 1/20/04	12,005,026
	Westpac Capital Corp.,
135,000	1.12%, 5/27/04	134,385,356
	Windmill Funding Corp.,
25,000	1.09%, 1/22/04	24,984,104
16,520	1.09%, 2/18/04	16,495,991

		4,253,672,025

See Notes to Financial Statements

COMMAND FUNDS	3

COMMAND Money Fund

Portfolio of Investments

As of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description	Value (Note 1)

Municipal Bonds 4.2%

		Alabama Hsg. Fin. Auth. Rev., Huntsville Village,
A-1+(d)	$11,275	1.15%, 1/7/04(a)	$11,275,000
A-1+(d)		Burke Cnty. Georgia Dev. Auth. Rev., Oglethorpe Power Corp.,
	15,185	1.31%, 1/2/04(a)	15,185,000
VMIG1		California Hsg. Fin. Agcy. Rev., Ser J,
	11,200	0.83%, 1/5/04(a)	11,200,000
		California St. Cmntys, Dev. Auth. Rev., Case Univ. Proj.,
VMIG1	9,000	1.27%, 1/2/04(a)	9,000,000
		California St. G.O.,
A-1+(d)	15,300	1.35%, 1/2/04(a)	15,300,000
		Delaware St. Econ. Dev. Auth. Rev., Ser A,
P-1	17,600	1.33%, 1/2/04(a)	17,600,000
		Douglas Cnty. Colorado Dev. Rev., Lincolnpointe Lofts Proj.,
A-1(d)	9,585	1.27%, 1/2/04(a)	9,585,000
		Gulf Coast Texas Indl. Auth. Rev., Amoco Oil Co. Proj.,
VMIG1	10,600	1.34%, 1/2/04(a)	10,600,000
		Hapeville Georgia Dev. Auth. Rev., Hotel Ltd.,
P-1	14,700	1.04%, 1/2/04(a)	14,700,000
		Harris Cnty. Texas Hlth. Facs. Rev., St. Lukes Episcopal Hosp.,
A-1+(d)	59,700	1.39%, 1/2/04(a)	59,700,000
		Irvine California Assmt. Dist. No. 93 Rev.,
VMIG1	18,559	1.04%, 1/2/04(a)	18,559,000
		King George Cnty. Virginia Indl. Auth. Rev., Birchwood Pwr. Proj.,
A-1+(d)	8,000	1.32%, 1/2/04(a)	8,000,000
		Louisville & Jefferson Cnty. Kentucky Arpt. Facs. Rev.,
A-1+(d)	25,000	1.04%, 1/2/04(a)	25,000,000
		Multinomah Cnty. Oregon Hosp. Auth. Rev., Holladay Park Plaza Proj.,
VMIG1	17,200	1.03%, 1/2/04(a)	17,200,000
		New York City Trans. Fin. Auth.
VMIG1	16,675	1.28%, 1/2/04(a)	16,675,000
		North Slope Boro Alaska Indl. Rev., B.P. Exploration Alaska Proj.,
VMIG1	30,000	1.07%, 1/2/04(a)	30,000,000
		Putnam Cnty. Georgia Dev Pwr., Georgia Pwr. Co. Proj.,
A-1(d)	12,625	1.31%, 1/2/04(a)	12,625,000
		Rhode Island Elite & Ed. Care, Care New England Proj.,
A-1(d)	27,700	1.05%, 1/2/04(a)	27,700,000

			329,904,000

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations 9.4%

	American Express Credit Corp., MTN,
$90,000	1.20%, 1/4/05(a)	$90,000,000
	Bank America Corp., MTN,
27,980	5.75%, 3/1/04	28,183,960
	General Electric Capital Assurance Corp.
100,000	1.23%, 7/22/04(a)(b)
	(cost $100,000,000; purchased 7/17/03)	100,000,000
	Goldman Sachs Group, Inc., MTN,
59,000	1.31%, 1/11/05(a)(b)
	(cost $59,000,000; purchased 06/23/00)	59,000,000
	Merrill Lynch & Co., Inc., MTN,
100,000	1.30%, 1/10/05(a)	100,000,000
	Metropolitan Life Insurance Co.,
58,000	1.24%, 2/9/04(a)(b)
	(cost $58,000,000; purchased 2/07/03)	58,000,000
107,000	1.26%, 10/4/04(a)(b)
	(cost $107,000,000; purchased 10/03/02)	107,000,000
	Morgan Stanley, MTN,
47,000	1.28%, 1/15/05(a)	47,000,000
	Pacific Life Insurance Co.
67,000	1.29%, 10/15/04(a)(b)
	(cost $67,000,000; purchased 9/9/02)	67,000,000
	Travelers Insurance Co.,
51,000	1.23%, 7/8/04(a)(b)
	(cost $51,000,000; purchased 2/25/03)	51,000,000
25,000	1.27%, 2/25/04(a)(b)
	(cost $25,000,000; purchased 2/25/03)	25,000,000

		732,183,960

U.S. Government Agency & Instrumentality Obligations 12.7%

	Federal Home Loan Bank,
229,500	4.88%, 4/16/04(a)	231,868,584
225,000	1.23%, 7/6/04(a)	225,000,000
	Federal National Mortgage Association,
100,000	1.13%, 2/11/04	99,871,306
200,000	1.12%, 2/18/04	199,701,333
50,000	3.63%, 4/15/04(a)	50,337,106
180,000	1.11%, 6/23/04	179,034,300

		985,812,629

See Notes to Financial Statements

COMMAND FUNDS	5

COMMAND Money Fund

Portfolio of Investments

As of December 31, 2003 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	Total Investments 101.4% (amortized cost $7,890,568,655(c))	7,890,568,655
	Liabilities in excess of other assets (1.4%)	(109,871,728)

	Net Assets 100%	$7,780,696,927

The following abbreviations are used in the portfolio descriptions:

MTN—Medium Term Note.

G.O.—General Obligation

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $467,000,000. The aggregate value of $467,000,000 is approximately 6.00% of net assets.
(c)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(d)	Standard & Poor’s rating.

See Notes to Financial Statements

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COMMAND Money Fund

Statement of Assets and Liabilities

as of December 31, 2003 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$7,890,568,655
Receivable for Fund shares sold	39,583,511
Receivable for investments sold	22,050,723
Interest receivable	9,350,150
Prepaid expenses	201,474

Total assets	7,961,754,513

Liabilities

Payable for Fund shares reacquired	105,586,839
Payable for investments purchased	69,913,433
Management fee payable	2,785,675
Accrued expenses and other liabilities	1,536,769
Distribution fee payable	957,072
Payable to custodian	172,429
Dividends payable	105,369

Total liabilities	181,057,586

Net Assets	$7,780,696,927

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$77,806,969
Paid-in capital in excess of par	7,702,889,958

Net Assets, December 31, 2003	$7,780,696,927

Net asset value, offering price and redemption price per share $7,780,696,927 ÷ 7,780,696,927 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements

COMMAND FUNDS	7

COMMAND Money Fund

Statement of Operations

Six Months Ended December 31, 2003 (Unaudited)

Net Investment Income

Income
Interest and discount earned	$65,103,291

Expenses
Management fee	20,339,493
Distribution fee	7,039,670
Transfer agent’s fees and expenses	2,574,000
Custodian’s fees and expenses	360,000
Reports to shareholders	299,000
Registration fees	102,000
Trustees’ fees	45,000
Legal fees and expenses	28,000
Audit fee	19,000
Miscellaneous	91,056

Total expenses	30,897,219

Net investment income	34,206,072

Realized Gain On Investments

Net realized gain on investment transactions	2,516,558

Net Increase In Net Assets Resulting From Operations	$36,722,630

See Notes to Financial Statements

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COMMAND Money Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended December 31, 2003	Year Ended June 30, 2002
Increase (Decrease) In Net Assets

Operations
Net investment income	$34,206,072	$149,523,930
Net realized gain on investment transactions	2,516,558	99,798

Net increase in net assets resulting from operations	36,722,630	149,623,728

Dividends and distributions to shareholders (Note 1)	(36,722,630)	(149,623,728)

Fund share transactions (at $1 per share)
Proceeds from shares sold	18,840,553,618	51,648,569,116
Net asset value of shares issued in reinvestment of dividends and distributions	35,196,542	143,017,554
Cost of shares reacquired	(22,898,656,852)	(54,770,474,062)

Net decrease in net assets from Fund share transactions	(4,022,906,692)	(2,978,887,392)

Total decrease	(4,022,906,692)	(2,978,887,392)

Net Assets

Beginning of period	11,803,603,619	14,782,491,011

End of period	$7,780,696,927	$11,803,603,619

See Notes to Financial Statements

COMMAND FUNDS	9

COMMAND Money Fund

Financial Highlights (Unaudited)

	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.000

Net investment income and net realized gains	0.003
Dividends and distributions to shareholders	(0.003)

Net asset value, end of period	$1.000

Total Return(a):	0.34%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,780,697
Average net assets (000)	$11,202,258
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.55	%(b)
Expenses, excluding distribution and service (12b-1) fees	.42	%(b)
Net investment income	.65	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements

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Year Ended June 30,

2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.010	0.022	0.055	0.053	0.048
(0.010)	(0.022)	(0.055)	(0.053)	(0.048)

$1.000	$1.000	$1.000	$1.000	$1.000

1.06%	2.23%	5.72%	5.42%	4.85%

$11,803,604	$14,782,491	$16,407,586	$13,489,038	$12,246,946
$14,167,966	$16,400,541	$15,543,950	$13,178,334	$11,965,069

.54%	.53%	.53%	.53%	.54%
.41%	.41%	.41%	.41%	.41%
1.06%	2.19%	5.50%	5.32%	4.73%

See Notes to Financial Statements

COMMAND FUNDS	11

COMMAND Government Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value (Note 1)

U.S. GOVERNMENT AGENCIES 45.4%

Federal Home Loan Bank 25.2%

$1,285	5.375%, 1/5/04	$1,285,570
57,000	1.01%, 1/14/04(a)	56,986,486
50,000	1.037%, 1/25/04(a)	49,989,187
2,400	5.25%, 2/13/04	2,411,409
500	5.435%, 2/23/04	503,024
30,000	1.05%, 4/7/04(a)	29,996,194
10,000	4.875%, 4/16/04(d)	10,103,853
1,000	3.63%, 4/26/04	1,007,013

		152,282,736

Federal Home Loan Mortgage Corporation 3.4%

5,000	3.25%, 1/15/04	5,003,965
4,000	3.40%, 2/20/04	4,011,991
4,271	5.00%, 5/15/04	4,330,104
7,000	1.66%, 12/30/04	7,000,659

		20,346,719

Federal National Mortgage Association 16.1%

50,000	1.09%, 1/18/04(a)	49,991,471
1,500	1.01%, 1/22/04(a)	1,499,955
9,540	5.125%, 2/13/04	9,584,151
5,000	1.14%, 2/18/04	4,992,400
7,000	1.002%, 3/10/04(a)	6,998,659
9,030	4.75%, 3/15/04	9,095,209
15,000	1.47%, 9/22/04	15,000,000

		97,161,845

Student Loan Marketing Association 0.7%

4,500	1.416%, 1/13/04(a)	4,505,802

	Total U.S. government agencies (amortized cost $274,297,102)	274,297,102

REPURCHASE AGREEMENTS(b) 58.7%

40,000	Bank of America Securities LLC, 1.05%, dated 12/26/03, due 1/2/04 in the amount of $40,008,167 (cost $40,000,000; the value of the collateral including accrued interest was $40,800,000)	40,000,000
40,000	Bear, Stearns & Co., Inc. 1.04%, dated 12/26/03, due 1/2/04 in the amount of $40,008,089 (cost $40,000,000; the value of the collateral including accrued interest was $40,800,677)	40,000,000

See Notes to Financial Statements

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Principal Amount (000)	Description	Value (Note 1)

$9,450	Bear, Stearns & Co., Inc. 1.02% dated 12/31/03, due 1/5/04, in the amount of $9,451,339 (cost $9,450,000; the value of the collateral including accrued interest of $9,639,160)	$9,450,000
14,750	Bear, Stearns & Co., Inc. 1.06%, dated 12/9/03, due 1/8/04 in the amount of $14,763,029 (cost $14,750,000; the value of the collateral including accrued interest was $15,045,249)	14,750,000
26,333	Goldman Sachs & Co., 1.05%, dated 12/26/03, due 1/2/04 in the amount of $26,338,376 (cost $26,333,000; the value of the collateral including accrued interest was $26,859,660)	26,333,000
37,850	Goldman Sachs & Co., 1.05%, dated 12/31/03, due 1/7/04 in the amount of $37,857,728 (cost $37,850,000; the value of the collateral including accrued interest was $38,607,000)	37,850,000
54,580	Greenwich Capital Markets, Inc. 1.05%, dated 12/30/03, due 1/6/04 in the amount of $54,591,143 (cost $54,580,000 the value of the collateral including accrued interest was $55,672,441)	54,580,000
9,640	Greenwich Capital Markets, Inc. 1.03%, dated 12/31/03, due 1/7/04 in the amount of $9,641,931 (cost $9,640,000 the value of the collateral including accrued interest was $9,834,923)	9,640,000
62,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. 1.05%, dated 12/04/03, due 1/5/04 in the amount of $62,056,058 (cost $62,000,000; the value of the collateral including accrued interest was $63,244,714)	62,000,000
59,404	UBS Warburg LLC, 1.00%, dated 12/31/03, due 1/5/04 in the amount of $59,412,251 (cost $59,404,000; the value of the collateral including accrued interest was $60,592,785)	59,404,000

	Total repurchase agreements (amortized cost $354,007,000)	354,007,000

	Total Investments 104.1% (amortized cost $628,304,102)(c)	628,304,102
	Liabilities in excess of other assets (4.1%)	(24,585,680)

	Net Assets 100%	$603,718,422

(a)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(b)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(c)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(d)	Represents a when-issued security

See Notes to Financial Statements

COMMAND FUNDS	13

COMMAND Government Fund

Statement of Assets and Liabilities

as of December 31, 2003 (Unaudited)

Assets

Investments, excluding repurchase agreements, at amortized cost which approximates market value	$274,297,102
Repurchase agreements, at amortized cost which approximates market value	354,007,000
Receivable for Fund shares sold	3,824,613
Interest receivable	1,121,222
Prepaid expenses	16,948

Total assets	633,266,885

Liabilities

Payable for Fund shares reacquired	29,046,287
Management fee payable	249,454
Accrued expenses and other liabilities	162,077
Distribution fee payable	77,954
Payable to custodian	7,289
Dividends payable	5,402

Total liabilities	29,548,463

Net Assets	$603,718,422

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$6,037,184
Paid-in capital in excess of par	597,681,238

Net Assets, December 31, 2003	$603,718,422

Net asset value, offering price and redemption price per share $603,718,422 ÷ 603,718,422 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements

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COMMAND Government Fund

Statement of Operations

Six Months Ended December 31, 2003 (Unaudited)

Net Investment Income

Income
Interest and discount earned	$5,130,193

Expenses
Management fee	1,854,642
Distribution fee	579,576
Registration fees	178,000
Transfer agent’s fees and expenses	85,000
Custodian’s fees and expenses	54,000
Reports to shareholders	25,000
Legal fees and expenses	18,000
Trustees’ fees	14,000
Audit fee	13,000
Miscellaneous	11,419

Total expenses	2,832,637

Net investment income	2,297,556

Realized Gain On Investments

Net realized gain on investment transactions	14,389

Net Increase In Net Assets Resulting From Operations	$2,311,945

See Notes to Financial Statements

COMMAND FUNDS	15

COMMAND Government Fund

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended December 31, 2003	Year Ended June 30, 2003
Increase In Net Assets

Operations
Net investment income	$2,297,556	$10,084,812
Net realized gain on investment transactions	14,389	12,133

Net increase in net assets resulting from operations	2,311,945	10,096,945

Dividends and distributions to shareholders (Note 1)	(2,311,945)	(10,096,945)

Fund share transactions (at $1 per share)
Proceeds from shares sold	1,837,023,322	4,975,047,494
Net asset value of shares issued in reinvestment of dividends and distributions	2,241,128	9,929,182
Cost of shares reacquired	(2,252,855,445)	(4,876,025,207)

Net increase (decrease) in net assets from Fund share transactions	(413,590,995)	108,951,469

Total increase (decrease)	(413,590,995)	108,951,469

Net Assets

Beginning of period	1,017,309,417	908,357,948

End of period	$603,718,422	$1,017,309,417

See Notes to Financial Statements

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Financial Highlights

DECEMBER 31, 2003	SEMI-ANNUAL REPORT

COMMAND Government Fund

COMMAND Government Fund

Financial Highlights (Unaudited)

	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.000

Net investment income and net realized gains	0.003
Dividends and distributions to shareholders	(0.003)

Net asset value, end of period	$1.000

Total Return(a):	0.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$603,718
Average net assets (000)	$922,281
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.61	%(b)
Expenses, excluding distribution and service (12b-1) fees	.49	%(b)
Net investment income	.50	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements

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Year Ended June 30,

2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.010	0.020	0.054	0.051	0.046
(0.010)	(0.020)	(0.054)	(0.051)	(0.046)

$1.000	$1.000	$1.000	$1.000	$1.000

1.04%	2.11%	5.52%	5.23%	4.74%

$1,017,309	$908,358	$782,240	$687,364	$714,390
$996,171	$916,475	$756,716	$714,655	$739,779

.59%	.56%	.57%	.58%	.56%
.46%	.43%	.45%	.45%	.44%
1.01%	1.96%	5.30%	5.12%	4.63%

See Notes to Financial Statements

COMMAND FUNDS	19

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited)

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

ALASKA 2.8%

		Roaring Fork Mun. Prods. LLC,, Hsg. Fin. Corp. Mtge., F.R.W.D.,
VMIG1	$15,985	1.36%, 1/2/04, Ser. 02-15	$15,985,000
		Valdez Marine Terminal Rev.,
VMIG2	5,000	Ser. 1994B, 1.25%, 6/1/04	5,000,000
VMIG2	6,900	Ser. 1994C, 1.25%, 6/1/04	6,900,000
		ARCO Trans Proj., A.N.N.M.T., Ser. 1994B
VMIG2	6,250	2.00%, 1/2/04,	6,250,000
		Phillips Proj., A.N.N.M.T.,
VMIG2	5,000	Ser. 1994A, 2.00%, 1/2/04	5,000,000
VMIG2	4,500	Ser. 1994C, 2.00%, 1/2/04	4,500,000

			43,635,000

ARIZONA 3.7%

		Pima Cnty. Ind. Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T.,
NR	5,300	1.13%, 1/23/04	5,300,000
		Draw Down Bonds., A.M.T.
NR	44,985	1.12%, 1/26/04	44,985,000
		Roaring Fork Mun. Prods. LLC, A.M.T., Ser. 02, F.R.W.D.,
A-1+(e)	4,060	1.43%, 1/2/04	4,060,000
		Tucson & Pima Cnty. Indl., Dev. Auth. Sngl. Fam. Mtge. Rev., A.M.T.,
NR	2,715	1.14%, 1/26/04	2,715,000

			57,060,000

CALIFORNIA 2.0%

		California St., Dept. Wtr. Res. Pwr. Supply, Ser. B2, F.R.D.D.,
VMIG1	5,600	1.33%, 1/2/04	5,600,000
		California St., R.A.N., Ser. A-6,
VMIG1	10,000	2.00%, 6/23/04	10,044,046
		California Statewide Cmntys. Dev. Auth. Rev. Kaiser Permanente, A.N.N.M.T., Ser. A
VMIG2	10,000	1.38%, 1/2/04	10,000,000

See Notes to Financial Statements

20	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Long Beach Hbr. Rev., A.M.T., Ser. A
VMIG1	$4,000	4.00%, 5/14/04	$4,040,647
		Los Angeles Cnty. Hsg. Auth. Mutli-Fam. Hsg. Rev., Malibu Meadows, F.R.W.D. Ser. II-C,
A-1+(e)	1,600	1.25%, 1/2/04	1,600,000

			31,284,693

COLORADO 3.4%

		Adams Cnty. Hosp. Rev., Platte Valley Med. Ctr., F.R.W.D., Ser. B,
A-1(e)	9,310	1.22%, 1/7/04	9,310,000
		Colorado Edl. & Cultural Facs. Auth. Rev., Vail Mountain Sch. Proj., F.R.W.D.
VMIG1	5,000	1.35%, 1/2/04	5,000,000
		Colorado Hlth. Facs. Auth. Rev., Sisters Charity Hlth. Sys., A.N.N.M.T.,
VMIG1	16,310	Ser. A, 1.23%, 12/1/04	16,310,000
VMIG1	16,225	Ser. B, 1.23%, 12/1/04	16,225,000
		Denver Cnty. Hsg., Circle Vlge. Proj., F.R.W.D.,
A-1+(e)	2,365	1.20%, 1/7/04	2,365,000
		Denver Hlth. & Hosp. Auth. Healthcare Rev., F.R.D.D., Ser. A
VMIG1	1,500	1.37%, 1/2/04	1,500,000
		Dove Valley Metro. Dist., Arapahoe Cnty., A.N.N.M.T., G.O.
A-1(e)	2,545	1.20%, 11/1/04	2,545,000

			53,255,000

CONNECTICUT 0.5%

		Connecticut St. Hsg. Fin. Auth., Hsg. Mtge. Fin. Prog., A.M.T., A.N.N.M.T., Ser. F2
VMIG1	8,000	1.20%, 12/22/04	8,000,000

DELAWARE 0.2%

		Delaware St. Econ. Dev. Auth. Rev., Gas Facs. Delmarva Pwr. & Lt., A.M.T. F.R.D.D.,
VMIG2	3,000	1.57%, 1/2/04	3,000,000

See Notes to Financial Statements

COMMAND FUNDS	21

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

DISTRICT OF COLUMBIA 1.0%

		District of Columbia Hsg. Fin. Agcy. Mtge. Rev., Sngl. Fam., A.M.T., A.N.N.M.T., F.R.M.D.
NR	$15,000	1.14%, 1/23/04	$15,000,000

FLORIDA 6.3%

		Collier Cnty. Hlth. Facs.
VMIG1	10,000	1.00%, 1/23/04	10,000,000
		Florida St. Mun. Secs. Trust Cert., F.R.D.D., G.O. Ser. 131
A-1(e)	2,300	1.38%, 1/2/04	2,300,000
		Highlands Cnty. Hlth. Facs. Auth. Rev., Hosp. Adventist Hlth. Sys., F.R.W.D., Ser. C
VMIG2	10,000	1.45%, 1/2/04	10,000,000
		Orange Cnty. Hlth. Facs. Auth. Rev., F.R.W.D., F.S.A., Ser. 171
A-1(e)	46,350	1.38%, 1/2/04	46,350,000
		Sunshine St. Govt. Fin. Rev. Notes A.M.B.A.C.,
P1	19,605	Ser. G 1.10%, 1/12/04,	19,605,000
		Ser. A
P1	10,800	1.08%, 1/13/04	10,800,000

			99,055,000

GEORGIA 6.4%

		Crisp Cnty., Solid Waste Mgmt. Auth. Rev., A.M.T., F.R.W.D.,
VMIG1	4,735	1.72%, 1/2/04	4,735,000
		Dalton Util. Rev., F.R.W.D., F.S.A., M.E.R.L.O.T., Ser. A2,
VMIG1	4,965	1.21%, 1/7/04	4,965,000
		De Kalb Cnty. Hosp. Auth. Rev., Dekalb Med. Ctr. Inc. Proj., F.R.W.D., Ser. B,
VMIG1	11,725	1.25%, 1/2/04	11,725,000
		Fulton Cnty. Dev. Auth. Rev., Westminster Sch. Dist. Proj., F.R.W.D.
VMIG1	9,000	1.15%, 1/7/04	9,000,000
		Fulton Cnty. Residential Care Facs., Lenbrook Square, F.R.D.D.,
A-1(e)	13,100	1.37%, 1/2/04	13,100,000

See Notes to Financial Statements

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Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Georgia Mun. Elec. Auth., Proj. One, Ser. 85A,
VMIG1	$34,000	1.09%, 1/15/04	$34,000,000
		Richmond Cnty. Hosp. Auth., Univ. Hlth. Svcs., F.R.W.D., R.A.N.,
VMIG1	23,000	1.15%, 1/7/04	23,000,000

			100,525,000

HAWAII 1.4%

		Honolulu City & Cnty.
		A.N.N.M.T., G.O., F.G.I.C.,
VMIG1	4,700	1.18%, 12/2/04	4,700,000
VMIG1	16,600	1.18%, 12/2/04	16,600,000

			21,300,000

ILLINOIS 9.0%

		Channahon Rev., Morris Hosp., F.R.W.D., Ser. B
A-1+(e)	5,670	1.34%, 1/2/04	5,670,000
		Chicago, Stockyards Ind Proj., F.R.W.D., Ser. 96A
A-1+(e)	10,070	1.23%, 1/7/04	10,070,000
		Chicago Park Dist., F.R.W.D., Ser. ZTC 23
VMIG1	10,195	1.38%, 1/2/04	10,195,000
		Chicago Hsg. Auth. Cap. Prog. Rev., F.R.W.D., Ser. 576
A-1(e)	5,235	1.34%, 1/2/04	5,235,000
		Chicago Park Dist., F.R.W.D., Ser. ZTC 46
VMIG1	3,360	1.38%, 1/2/04	3,360,000
		Chicago Wtr. Rev., F.R.W.D., M.E.R.L.O.T., Ser. 00TT
VMIG1	14,385	1.21%, 1/7/04	14,385,000
		Illinois Dev. Fin. Auth. Rev., Amer. Coll. Of Surgeons, F.R.W.D.,
A-1+(e)	13,100	1.30%, 1/2/04	13,100,000
		Illinois Hlth. Facs. Auth. Rev., Resurrection Hlth., F.R.D.D., Ser. A,
VMIG1	8,000	1.30%, 1/2/04	8,000,000
		Illinois Hlth. Facs. Auth. Rev.,
		Little Co. of Mary Hosp., F.R.W.D.,
A-1+(e)	5,000	1.34%, 1/2/04	5,000,000
		Mem. Hlth. Sys., F.R.D.D.,
VMIG1	3,000	1.37%, 1/2/04	3,000,000

See Notes to Financial Statements

COMMAND FUNDS	23

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Illinois Hsg. Dev. Auth. Rev., Homeowner Mtge., Ser. A-1
VMIG1	$5,095	1.13%, 4/29/04	$5,095,000
		Illinois St. Sales Tax Rev.
		F.R.W.D.,
VMIG1	9,650	Ser. ZTC 32, 1.38%, 1/2/04	9,650,000
VMIG1	4,950	Ser. ZTC 45, 1.38%, 1/2/04	4,950,000
		Peoria Cnty. Swge. Fac. Rev., Caterpillar, Inc. Proj., A.M.T., F.R.W.D.,
P-1	4,300	1.48%, 1/2/04	4,300,000
		Wheeling Multi-Fam. Hsg. Rev., Woodland Creek Proj., F.R.W.D.,
A-1+(e)	17,655	1.30%, 1/2/04	17,655,000
		Woodridge Multi-Fam. Hsg. Rev., Hinsdale Lake Terrace Apts., F.R.W.D., F.S.A.,
AAA	20,760	1.30%, 1/2/04	20,760,000

			140,425,000

IOWA 0.9%

		Iowa Fin. Auth. Sngl. Fam. Rev., A.N.N.M.T., Ser. F,
VMIG1	4,000	1.20%, 12/21/04	4,000,000
		Iowa Higher Ed. Ln. Auth. Rev., Morningside Coll., R.A.N., Ser. G,
SP-1+(e)	1,500	2.00%, 5/24/04	1,502,319
		Sergeant Bluff Ind. Dev. Rev., Sioux City Brick & Tile Proj., A.M.T., F.R.W.D.,
NR	8,480	1.55%, 1/2/04	8,480,000

			13,982,319

KANSAS 0.1%

		Kansas St. Dev. Fin. Auth. Rev., Hays Med. Ctr., F.R.D.D, Ser. N
VMIG1	2,200	1.37%, 1/2/04	2,200,000

KENTUCKY 0.6%

		Kentucky St. Prpty. & Bldgs. Comm. Rev., F.R.W.D., Ser. ZTC 34
VMIG1	9,900	1.38%, 1/2/04	9,900,000

See Notes to Financial Statements

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Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

LOUISIANA 1.5%

		Ascension Parish, A.M.T., Ser. 99,
P-1	$10,000	1.10%, 2/23/04	$10,000,000
		Louisiana St. Offshore Terminal Deepwater Port. Rev. Loop Inc., Ser. A,
A-1(e)	8,000	1.10%, 1/29/04	8,000,000
		Roaring Fork Mun. Prods. LLC, LA Hsg. Auth., A.M.T., F.R.W.D., Ser. 2,
VMIG1	5,860	1.43%, 1/2/04	5,860,000

			23,860,000

MAINE 0.9%

		Dover & Foxcroft Rev., Pleasant River Lumber Co. Proj., F.R.W.D.,
A-1(e)	2,350	1.40%, 1/7/04	2,350,000
		Maine St. Hsg. Auth. Mtge., A.M.B.A.C., F.R.W.D., Ser. E-1,
VMIG1	8,585	1.15%, 1/2/04	8,585,000
		York Rev., Stonewall Realty LLC, Proj., A.M.T., F.R.W.D.,
VMIG1	2,605	1.65%, 1/2/04	2,605,000

			13,540,000

MARYLAND 0.3%

		Maryland S. Cmnty. Dev. Admin., Residential, A.M.T., A.N.N.M.T., Ser E,
VMIG1	4,500	1.25%, 12/21/04	4,500,000

MASSACHUSETTS 1.0%

		Medford, B.A.N., G.O.
VMIG1	15,500	2.00%, 9/10/04	15,590,155

MICHIGAN 2.4%

		Michigan Job Dev. Auth. Rev., Frankenmuth Proj., F.R.M.D., Ser. A,
A-1(e)	6,000	1.20%, 1/2/04	6,000,000
		Michigan St.
VMIG1	7,500	1.15%, 11/2/04	7,500,000
		Michigan St. Bldg. Rev.
P-1	10,000	1.05%, 2/12/04	10,000,000

See Notes to Financial Statements

COMMAND FUNDS	25

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Michigan Strategic Fd. Ltd., Amer. Litho Proj., A.M.T., F.R.W.D.,
NR	$4,650	1.49%, 1/2/04	$4,650,000
		Walled Lake Cons. Sch. Dist., G.O., F.R.W.D., Ser. ZTC 18,
VMIG1	10,000	1.38%, 1/2/04	10,000,000

			38,150,000

MINNESOTA 2.2%

		Bloomington Coml. Dev. Rev. 94th Str. Assoc. Proj., F.R.W.D.,
A-1+(e)	4,165	1.30%, 1/2/04	4,165,000
		James Avenue Assoc. Proj., F.R.W.D.,
A-1+(e)	4,045	1.30%, 1/2/04	4,045,000
		Bloomington Port. Auth. Tax Rev., Ref., Mall of America, F.R.W.D., F.S.A., Ser. B,
VMIG1	16,700	1.30%, 1/2/04	16,700,000
		Chanhassen Multi-Fam. Rev., Hsg. Vlge. Ponds Proj., A.M.T., A.N.N.M.T., F.R.W.D.,
VMIG1	5,530	1.48%, 1/2/04	5,530,000
		St. Paul Hsg. & Redev. Auth. Heating Rev., F.R.W.D., Ser. 99D,
A-1+(e)	3,370	1.30%, 1/2/04	3,370,000

			33,810,000

MISSISSIPPI 1.7%

		Jackson Cnty. Poll. Ctrl. Rev., Chevron U.S.A., Inc., Proj., F.R.D.D.
P-1	3,400	1.30%, 1/2/04	3,400,000
		Roaring Fork Mun. Prods. LLC, A.M.T.,
VMIG1(c)	9,330	1.35%, 2/26/04, Ser. 01-14 (cost $9,330,000; purchased 3/6/03)	9,330,000
VMIG1(c)	5,000	1.25%, 4/1/04, Ser. 02-4 (cost $5,000,000: purchased 6/6/03)	5,000,000
		Mississippi Home Corp., A.M.T., F.R.W.D., Ser. 00-18,
VMIG1	8,190	1.43%, 1/2/04	8,190,000

			25,920,000

See Notes to Financial Statements

26	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

MISSOURI 1.1%

		Missouri St. Hlth. & Edl. Fac. Auth. Rev. Missouri Valley College, F.R.D.D.,
A-1+(e)	$2,675	1.37%, 1/2/04	$2,675,000
		St. Louis Univ., F.R.D.D., Ser. B
VMIG1	3,800	1.37%, 1/2/04	3,800,000
		Roaring Fork Mun. Prods. LLC, MO Hsg. Dev. Comnty., A.M.T., F.R.W.D., Ser. 00-3,
A-1(e)	10,445	1.43%, 1/2/04	10,445,000

			16,920,000

MONTANA 0.9%

		Montana Fac. Fin. Auth. Rev., Sisters Charity Hlth. Sys. A.N.N.M.T.,
VMIG1	14,210	1.23%, 12/1/04	14,210,000

NEBRASKA 0.3%

		York Ind. Dev. Rev., Kroy Bldg. Prods., Inc. Proj., A.M.T., F.R.W.D.,
A-1(e)	4,500	1.47%, 1/2/04	4,500,000

NEVADA 1.0%

		Clark Cnty., F.R.W.D., Ser. ZTC 27,
VMIG1	15,000	1.38%, 1/2/04	15,000,000

NEW JERSEY 2.4%

		Hopewell Twnshp., G.O., B.A.N.,
NR	19,404	2.00%, 11/19/04	19,549,362
		Lawrence Twnshp., G.O., B.A.N.,
NR	3,750	1.375%, 7/15/04	3,755,047
		New Jersey Econ. Dev. Rev.
VMIG1	1,700	1.10%, 1/7/04	1,700,000
		Sussex Cnty., G.O., B.A.N.,
VMIG1	12,742	2.00%, 11/12/04	12,834,366

			37,838,775

NEW MEXICO 0.6%

		Roaring Fork Mun. Prods. LLC, Mtge. Fin. Auth. SFK, A.M.T., F.R.W.D., Ser. 00-1,
A-1+(e)	9,970	1.43%, 1/2/04	9,970,000

See Notes to Financial Statements

COMMAND FUNDS	27

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

NEW YORK 2.3%

		New York City Mun. Wtr. Auth. Rev.
P-1	$36,000	1.05%, 1/28/04	$36,000,000

NORTH CAROLINA 0.5%

		Halifax Cnty. Ind. Facs. & Poll. Ctrl. Fin. Auth. Rev., A.M.T.,
NR	1,500	1.35%, 1/2/04	1,500,000
		Roaring Fork Mun. Prods. LLC, Durham Co. Allstate Vlge., A.M.T., F.R.W.D., Ser. 01-8,
A-1+(e)	6,965	1.43%, 1/2/04, Ser. 01-8	6,965,000

			8,465,000

OHIO 2.4%

		Cuyahoga Cnty. Hosp. Rev., W.O. Walker Ctr. Inc., A.M.B.A.C., F.R.W.D., Ser. II,
A-1(e)	11,690	1.00%, 1/7/04	11,690,000
		Delaware, G.O., B.A.N.,
NR	9,000	1.50%, 2/10/04	9,005,448
		East Lake Ind. Dev. Rev., Astro Model Dev. Corp. Proj., A.M.T., F.R.W.D.,
NR	1,940	1.55%, 1/2/04	1,940,000
		Ohio Hsg. Fin. Agcy. Multi-Fam. Hsg. Rev., 10 Wilmington Pl. Prog., F.R.W.D., Ser. B,
A-1+(e)	8,945	1.30%, 1/2/04	8,945,000
		Univ. of Cincinnati, B.A.N., Ser. 2003A,
VMIG1	6,000	1.75%, 3/18/04	6,008,114

			37,588,562

OKLAHOMA 6.2%

		Canadian Cnty. Home Fin. Auth. Sngl. Fam. Mtge. Rev., A.M.T., Ser. A,
NR	14,440	1.13%, 1/23/04	14,440,000
		Cleveland Cnty. Dev. Auth. Sngl. Fam., A.M.T.,
NR	7,500	1.11%, 1/26/04	7,500,000
		Cleveland Cnty. Home Ln. Auth. Sngl. Fam. Mtge., A.M.T., Ser. 2003A,
NR	7,485	1.13%, 1/26/04	7,485,000

See Notes to Financial Statements

28	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Oklahoma Hsg. Dev. Auth. Multi-Fam. Rev. Affordable Hsg., F.R.W.D.,
VMIG1	$33,500	Ser. A, 1.45%, 1/2/04	$33,500,000
VMIG1	10,000	Ser. B, 1.45%, 1/2/04	10,000,000
		South Western Dev. Auth. Sngl. Fam. Mtge. Rev., Ser. A,
AAA(e)	7,500	1.09%, 1/9/04	7,500,000
		Tulsa Cnty. Ind. Auth. Cap. Impvt. Rev., S.E.M.M.T., Ser. A,
A-1+(e)	17,000	1.125%, 5/17/04	17,000,000

			97,425,000

OREGON 0.4%

		Multinomah Cnty. Higher Ed. Rev., Concordia Univ. Portland Proj., F.R.D.D.,
VMIG1	1,415	1.37%, 1/2/04	1,415,000
		Oregon St. Hsg. & Cmnty. Svcs. Dept. Mtge. Rev., Sngl. Fam. Mtge. Proj., Ser. N, A.M.T.,
VMIG1	4,625	1.25%, 1/16/04	4,625,000

			6,040,000

PENNSYLVANIA 0.7%

		Cumberland Cnty. Mun. Auth. Coll. Rev., Dickinson Coll., A.N.N.M.T., Ser. B,
A-1+(e)	5,000	1.11%, 11/1/04	5,000,000
		Fayette Cnty. Hosp. Auth. Sr. Hlth. & Hsg. Facs. Rev., Mount Macrina Manor Proj., F.R.W.D.
A-1(e)	4,345	1.34%, 1/2/04	4,345,000
		Pennsylvania St. Mun. Secs. Trust Cert., F.R.D.D., G.O., Ser. 00-110,
A-1(e)	850	1.38%, 1/2/04	850,000

			10,195,000

RHODE ISLAND 0.1%

		Providence Hsg. Auth. Mutli-Fam. Rev., Cathedral Square, F.R.D.D., A.M.T., Ser. B,
A-1(e)	1,300	1.40%, 1/2/04	1,300,000

See Notes to Financial Statements

COMMAND FUNDS	29

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

SOUTH CAROLINA 0.4%

		North Charleston, G.O., T.A.N.
NR	$6,000	1.75%, 3/15/04	$6,007,864

SOUTH DAKOTA 0.5%

		Grant Cnty. Poll. Ctrl. Rev., Otter Tail Pwr. Co. Proj., F.R.W.D.,
VMIG1	8,000	1.45%, 1/2/04	8,000,000

TENNESSEE 1.7%

		Chattanooga Hlth. Edl. & Hsg. Fac. Brd. Rev. Phase I, F.R.W.D., Ser. A,
A-1(e)	10,075	1.25%, 1/2/04	10,075,000
		Clarksville Pub. Bldg. Auth., F.R.D.D.
VMIG1	100	1.30%, 1/2/04	100,000
		Jacks on Engy. Auth. Gas Sys. Rev., F.R.W.D.,
VMIG1	4,200	1.15%, 1/7/04	4,200,000
		Memphis Elec. Sys. Rev., Putters, M.B.I.A., A.N.N.M.T., Ser 377,
A-1+(e)	12,000	1.28%, 12/9/04	12,000,000

			26,375,000

TEXAS 17.4%

		ABN Amro Munitops Certs., G.O., S.E.M.M.T., Ser. 2003-22,
VMIG1	8,000	1.05%, 2/25/04	8,000,000
		Austin Combined Util. Sys. Rev. Corp. Proj., T.E.C.P., Ser. A,
P-1	26,053	1.08%, 3/10/04	26,053,000
		Brazos Hbr. Ind. Dev. Corp., Environ. Facs. Rev., ConocoPhillips Co. Proj., A.N.N.M.T., A.M.T.,
VMIG2	2,300	1.375%, 8/1/04	2,300,000
		Carroll Indpt. Sch. Dist., Sch. Bldg., G.O., A.N.N.M.T.,
VMIG1	29,800	1.35%, 4/1/04	29,800,000
		Collin Cnty. Hsg. Fin. Corp. Multi-Fam. Rev., Huntington Apts. Proj., F.R.W.D., Ser. 96,
A-1+(e)	6,155	1.33%, 1/2/04	6,155,000

See Notes to Financial Statements

30	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Desoto Ind. Dev. Auth. Rev., Solar Turbines, Inc. Proj., F.R.W.D.,
P-1	$7,050	1.33%, 1/2/04	$7,050,000
		El Paso, G.O., T.E.C.P., Ser. A,
P-1	10,500	1.10%, 2/10/04	10,500,000
		Harris Cnty. Hlth. Facs. Dev. Corp. Rev., St. Lukes Episcopal Hosp., F.R.D.D., Ser. B,
A-1+(e)	3,000	1.30%, 1/2/04	3,000,000
		Houston Indpt. Sch. Dist., F.S.A., F.R.W.D., Ser. ZTC 21,
VMIG1	12,700	1.38%, 1/2/04	12,700,000
		North Harris Montgomery Cmnty. Coll. Dist., A.N.N.M.T., G.O.,
VMIG1	14,830	1.35%, 4/1/04	14,830,000
		Roaring Fork Mun. Prods. LLC, Houston Hsg., F.R.W.D., Ser. 03-3,
A-1+(e)	7,000	1.38%, 1/2/04	7,000,000
		San Antonio Wtr. Sys. Rev.,
P-1	14,500	1.05%, 1/28/04	14,500,000
		San Antonio Wtr. Rev., F.R.W.D., M.E.R.L.O.T., Ser. 00VV,
VMIG1	17,420	1.21%, 1/7/04	17,420,000
		San Jacinto Coll. Dist., A.N.N.M.T., G.O.,
VMIG1	14,500	1.35%, 4/1/04	14,500,000
		Spring Branch Indpt. Sch. Dist., F.R.W.D., Ser. ZTC28,
VMIG1	11,880	1.38%, 1/2/04	11,880,000
		Texas Dept. Hsg. & Cmnty. A.M.T., T.E.C.P.,
VMIG1	57,470	1.07%, 4/14/04	57,470,000
VMIG1	4,000	1.10%, 4/14/04	3,999,401
		Texas St. Coll. Student Loans., F.R.W.D., Ser. ZTC 5A,
VMIG1	8,000	1.43%, 1/2/04	8,000,000
		Texas St. Pub. Fin. Auth., Ser B.,
P-1	6,000	1.08%, 1/13/04	6,000,000
P-1	9,659	1.10%, 1/22/04	9,659,000

			270,816,401

UTAH 3.7%

		Intermountain Pwr. Agcy., Ser. B-4,
A-1(e)	25,000	1.08%, 1/12/04	25,000,000

See Notes to Financial Statements

COMMAND FUNDS	31

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Intermountain Pwr. Agcy., Spec. Oblig., Sixth Crossover, Ser. B-3,
A-1(e)	$32,000	1.05%, 2/5/04	$32,000,000

			57,000,000

VERMONT 1.2%

		Vermont Edl. & Hlth. Bldgs. Fin. Agcy. Rev. Middlebury Coll. Proj., A.N.N.M.T.,
A-1+(e)	9,900	1.10%, 11/1/04, Ser. 2002B	9,900,000
A-1+(e)	9,135	1.10%, 11/1/04, Ser. 88A	9,135,000

			19,035,000

VIRGINIA 1.1%

		Halifax Cnty. Ind. Dev. Auth. Rev., VA Elec. & Pwr. Corp. Proj., A.M.T., Ser. 92,
VMIG1	15,000	1.16%, 2/13/04	15,000,000
		Louisa Ind. Dev. Auth., G.O.
VMIG1	2,400	1.26%, 1/14/04	2,400,000

			17,400,000

WASHINGTON 2.1%

		Port of Pasco Econ. Dev. Corp., Douglas Fruit Co., Inc., A.M.T., F.R.W.D.,
A-1+(e)	3,935	1.44%, 1/2/04	3,935,000
		Washington St. F.R.W.D., Ser. ZTC 10,
VMIG1	12,935	1.38%, 1/2/04 Ser. ZTC 11,	12,935,000
VMIG1	13,570	1.38%, 1/2/04	13,570,000
		Washington St. Econ. Dev. Fin. Auth. Rev., Pioneer Human Svcs., F.R.D.D., Ser. PJ-H,
VMIG1	1,650	1.37%, 1/2/04	1,650,000

			32,090,000

WISCONSIN 6.5%

		Everest Area Sch. Dist., T.R.A.N.,
NR	5,000	1.125%, 8/30/04	5,000,803
		Franklin Pub. Sch. Dist., T.R.A.N.,
NR	4,980	1.25%, 9/3/04	4,984,947
		Northland Pines Sch. Dist., T.A.N.,
NR	5,000	1.35%, 9/10/04	5,008,511

See Notes to Financial Statements

32	Visit our website at www.jennisondryden.com

Moody’s Rating	Principal Amount (000)	Description(a)	Value (Note 1)

		Sun Prairie Area Sch. Dist., T.R.A.N.,
NR	$7,400	1.30%, 9/10/04	$7,410,051
		Wisconsin St.
VMIG1	52,000	2.25%, 6/15/04	52,258,641
		G.O., F.R.W.D., Ser. ZTC20,
VMIG1	19,745	1.38%, 1/2/04	19,745,000
		Wisconsin St. Hlth. Edl. Facs. Auth. Rev., Franciscan Sisters, F.R.W.D, Ser. B
A1(e)	6,500	1.29%, 1/2/04	6,500,000

			100,907,953

		Total Investments 101.8% (amortized cost $1,587,076,722)(d)	1,587,076,722
		Liabilities in excess of other assets (1.8%)	(27,922,442)

		Net Assets 100%	$1,559,154,280

(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

A.N.N.M.T.—Annual Mandatory Tender.

B.A.N.—Bond Anticipation Note.

F.G.I.C.—Financial Guaranty Insurance Company.

F.R.D.D.—Floating Rate (Daily) Demand Note (b).

F.R.M.D.—Floating Rate (Monthly) Demand Note (b).

F.R.W.D.—Floating Rate (Weekly) Demand Note (b).

F.S.A.—Financial Security Assurance.

G.O.—General Obligation.

M.B.I.A.—Municipal Bond Insurance Corporation.

M.E.R.L.O.T.—Municipal Exempt Receipt-Liquid Optional Tender.

R.A.N.—Revenue Anticipation Notes.

S.E.M.M.T.—Semi-Annual Mandatory Tender.

T.A.N.—Tax Anticipation Note.

T.E.C.P.—Tax-Exempt Commercial Paper.

T.R.A.N.—Tax and Revenue Anticipation Note.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes considered to be the next date on which the rate of interest is adjusted or the date on which the security can be redeemed at par.
(c)	Indicates illiquid securities restricted as to resale. The aggregate cost of such securities was $14,330,000. The aggregate value of $14,330,000 was approximately 0.92% of net assets.
(d)	The cost for federal income tax purposes is substantially the same as for financial reporting purposes.
(e)	Standard & Poor’s rating.
NR—Not	Rated by Moody’s or Standard & Poor’s.

See Notes to Financial Statements

COMMAND FUNDS	33

COMMAND Tax-Free Fund

Portfolio of Investments

as of December 31, 2003 (Unaudited) Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets as a percentage of net assets as of December 31, 2003 was as follows:

Commercial Banks	38.0%
Asset Backed Securities	19.9
Federal Credit Agencies	12.8
Life Insurance	11.3
Short-Term Business Credit	6.4
Security Brokers & Dealer	5.9
Municipals	4.2
Oil & Gas	1.8
Finance Services	1.2
Bank Holding Companies—Domestic	0.3
Liabilities in excess of other assets	(1.8)

100.0%

See Notes to Financial Statements

34	Visit our website at www.jennisondryden.com

COMMAND Tax-Free Fund

Statement of Assets and Liabilities

as of December 31, 2003 (Unaudited)

Assets

Investments, at amortized cost which approximates market value	$1,587,076,722
Cash	22,483
Receivable for Fund shares sold	24,156,616
Interest receivable	3,225,166
Prepaid expenses	34,191

Total assets	1,614,515,178

Liabilities

Payable for Fund shares reacquired	32,500,513
Payable for investments purchased	21,909,106
Management fee payable	624,763
Distribution fee payable	183,550
Accrued expenses and other liabilities	119,809
Dividends payable	23,157

Total liabilities	55,360,898

Net Assets	$1,559,154,280

Net assets were comprised of:
Shares of beneficial interest, at $.01 par value	$15,591,543
Paid-in capital in excess of par	1,543,562,737

Net Assets, December 31, 2003	$1,559,154,280

Net asset value, offering price and redemption price per share $1,559,154,280 ÷ 1,559,154,280 shares of beneficial interest issued and outstanding	$1.00

See Notes to Financial Statements

COMMAND FUNDS	35

COMMAND Tax-Free Fund

Statement of Operations

Six Months Ended December 31, 2003 (Unaudited)

Net Investment Income

Income
Interest and discount earned	$9,630,499

Expenses
Management fee	3,798,424
Distribution fee	1,119,511
Transfer agent’s fees and expenses	97,000
Custodian’s fees and expenses	69,000
Registration fees	49,000
Reports to shareholders	29,000
Legal fees and expenses	20,000
Audit fee	15,000
Trustees’ fees	9,000
Miscellaneous	12,259

Total expenses	5,218,194
Less: Custodian fee credit (Note 1)	(385)

5,217,809

Net investment income	4,412,690

Realized Gain On Investments

Net realized gain on investment transactions	125,189

Net Increase In Net Assets Resulting From Operations	$4,537,879

See Notes to Financial Statements

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COMMAND Tax-Free Fund

Statement of Changes (Unaudited)

	Six Months Ended December 31, 2003	Year Ended June 30, 2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$4,412,690	$16,007,738
Net realized gain on investment transactions	125,189	62,913

Net increase in net assets resulting from operations	4,537,879	16,070,651

Dividends and distributions to shareholders (Note 1)	(4,537,879)	(16,070,651)

Fund share transactions (at $1 per share)
Proceeds from shares sold	2,868,465,079	5,930,677,397
Net asset value of shares issued in reinvestment of dividends and distributions	4,423,290	15,494,915
Cost of shares reacquired	(3,097,422,896)	(5,902,513,575)

Net increase (decrease) in net assets from Fund share transactions	(224,534,527)	43,658,737

Total increase (decrease)	(224,534,527)	43,658,737

Net Assets

Beginning of period	1,783,688,807	1,740,030,070

End of period	$1,559,154,280	$1,783,688,807

See Notes to Financial Statements

COMMAND FUNDS	37

COMMAND Tax-Free Fund

Financial Highlights (Unaudited)

	Six Months Ended December 31, 2003

Per Share Operating Performance:
Net asset value, beginning of period	$1.000

Net investment income and net realized gains	0.003
Dividends and distributions to shareholders	(0.003)

Net asset value, end of period	$1.000

Total Return(a)	0.26%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,559,154
Average net assets (000)	$1,781,483
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.58	%(b)
Expenses, excluding distribution and service (12b-1) fees	.46	%(b)
Net investment income	.51	%(b)

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than one full year are not annualized.
(b)	Annualized.

See Notes to Financial Statements

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Year Ended June 30,

2003	2002	2001	2000	1999

$1.000	$1.000	$1.000	$1.000	$1.000

0.009	0.015	0.034	0.032	0.027
(0.009)	(0.015)	(0.034)	(0.032)	(0.027)

$1.000	$1.000	$1.000	$1.000	$1.000

.88%	1.51%	3.42%	3.19%	2.77%

$1,783,689	$1,740,030	$1,744,816	$1,429,087	$1,476,732
$1,850,684	$1,839,473	$1,600,345	$1,515,352	$1,549,367

.57%	.58%	.57%	.58%	.59%
.45%	.46%	.45%	.46%	.46%
.87%	1.48%	3.32%	3.15%	2.72%

See Notes to Financial Statements

COMMAND FUNDS	39

Notes to Financial Statements

(Unaudited)

COMMAND Money Fund, COMMAND Government Fund and COMMAND Tax-Free Fund (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940 as an open-end, diversified management investment company whose shares are offered exclusively to participants in the COMMAND Account Program of Wachovia Securities LLC. The COMMAND Money Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a diversified portfolio of money market instruments maturing in 13 months or less. The COMMAND Government Fund seeks high current income, preservation of capital and maintenance of liquidity by investing in a portfolio of U.S. government securities maturing in 13 months or less. The COMMAND Tax-Free Fund seeks high current income that is exempt from federal income taxes, consistent with the preservation of capital and maintenance of liquidity. The Fund invests in a diversified portfolio of short-term, tax-exempt securities with maturities of 13 months or less that are issued by states, municipalities and their agencies (or authorities). Some securities may be subject to the federal alternative minimum tax (AMT). The Funds invest in a portfolio of money market instruments whose ratings are within the two highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and/or political developments in a specific industry, state or region.

Note 1. Accounting Policies

The following is a summary of significant generally accepted accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: Portfolio securities of the Funds are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Trustees. The Funds may hold up to 10% of their net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). None of the issues of restricted securities held by the Funds at December 31, 2003 include registration rights under which the Fund may demand registration by the issuer.

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Repurchase Agreements: In connection with transactions in repurchase agreements with United States Financial Institutions, it is the Funds’ policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. The Funds amortize premiums and accrete discounts on purchases of portfolio securities as adjustments to interest income.

Dividends and Distributions: Each Fund declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

Taxes: For federal income tax purposes, each Fund is treated as a separate taxable entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Custody Fee Credits: The COMMAND Tax-Free Fund has an arrangement with its custodian bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian. Such custody fee credits are presented as a reduction of gross expenses in the accompanying Statement of Operations.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

COMMAND FUNDS	41

Notes to Financial Statements

(Unaudited) Cont’d

Note 2. Agreements

Each Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of each Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Funds, occupancy and certain clerical and bookkeeping costs of the Funds. The Funds bear all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly based on the following annual rates:

Average Daily Net Assets	COMMAND Money	COMMAND Government	COMMAND Tax-Free
First $500 million	.500%	.400%	.500%
Second $500 million	.425%	.400%	.425%
Third $500 million	.375%	.375%	.375%
Excess of $1.5 billion	.350%	.375%	.375%

Each Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the shares of each Fund. Each Fund compensates PIMS for distributing and servicing each Fund’s shares pursuant to the plan of distribution regardless of expenses actually incurred, at an annual rate of .125 of 1% of the average daily net assets of each Fund’s shares. The distribution fees are accrued daily and payable monthly.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

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Note. 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. During the six months ended December 31, 2003, each Fund incurred fees for the services of PMFS of approximately:

COMMAND Money	$2,494,800
COMMAND Government	$74,800
COMMAND Tax-Free	$93,000

As of December 31, 2003, the following amounts were due to PMFS from the Funds:

COMMAND Money	$372,200
COMMAND Government	$10,500
COMMAND Tax-Free	$14,800

Note 4. Capital

The Funds offer Class A shares. The Funds may also offer Class Z and Class S shares (COMMAND Tax-Free Fund may only offer Class S). There are no Class Z or Class S shares currently issued and outstanding.

COMMAND FUNDS	43

■ MAIL	■ TELEPHONE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852

TRUSTEES
Delayne Dedrick Gold•Robert F. Gunia•Robert E. La Blanc•Robin B. Smith•Stephen D. Stoneburn• Clay T. Whitehead

OFFICERS
Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISOR	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

COMMAND Funds
	COMMAND Money Fund	COMMAND Government Fund	COMMAND Tax-Free Fund

Nasdaq	CDMXX	CDFXX	CGMXX
CUSIP	20050F103	20050R107	20050D108

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

COMMAND Fund
	COMMAND Money Fund	COMMAND Government Fund	COMMAND Tax-Free Fund

Nasdaq	CDMXX	CDFXX	CGMXX
CUSIP	20050F103	20050R107	20050D108

CFS    IFS-A087742

Item 2—Code of Ethics—Not required as this is not an annual filing.

Item 3—Audit Committee Financial Expert—

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4—Principal Accountant Fees and Services—Not required in this filing

Item 5—Reserved

Item 6—Reserved

Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies—Not required in this filing

Item 8—Reserved

Item 9—Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10—Exhibits

(a)	Code of Ethics—Not applicable with semi-annual filing

(b)	Certifications pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act—Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Command Money Fund

By (Signature and Title)*	/s/ Jonathan D. Shain

Jonathan D. Shain Secretary

Date February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice

Judy A. Rice President and Principal Executive Officer

Date February 23, 2004

By (Signature and Title)*	/s/ Grace C. Torres

Grace C. Torres Treasurer and Principal Financial Officer

Date February 23, 2004

*	Print the name and title of each signing officer under his or her signature.